Related Party Transactions - Narrative (Details)				1 Months Ended
	Oct. 20, 2021 USD ($)	Oct. 22, 2019 shares	Jan. 18, 2019 shares	Aug. 31, 2022 USD ($) shares	Aug. 31, 2021 USD ($)	May 31, 2020 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 shares	Sep. 30, 2022 shares	Oct. 12, 2018 USD ($) shares
Related Party Transaction [Line Items]
Shares of common stock of Scorpio Tankers | shares				2,160,000
Reverse stock split conversion ratio			10
One-time stock dividend (in shares) | shares		1,000,000
Shares of Scorpio Tankers sold | shares						2,250,000
Aggregate net proceeds				$ 82,500,000		$ 42,700,000
Common shares of the Company (in shares) | shares							38,647,119	38,446,394
Scorpio Tankers Inc.
Related Party Transaction [Line Items]
Ownership percentage in Scorpio Tankers										10.90%
Seajacks International Limited
Related Party Transaction [Line Items]
Common shares of the Company (in shares) | shares									4,500,000
Bunker supplier
Related Party Transaction [Line Items]
Related party transaction, fee paid for technical advice and services	$ 671,200
Monthly amount due to related party							$ 41,667
Scorpio Tankers Inc.
Related Party Transaction [Line Items]
Investment in Scorpio Tankers										$ 100,000,000
Shares of common stock of Scorpio Tankers | shares			5,400,000							54,100,000
Amount of public offering by Scorpio Tankers										$ 337,000,000
Seajacks International Limited
Related Party Transaction [Line Items]
Subordinated notes issued					$ 70,700,000
Subordinated, non-amortizing debt assumed					$ 87,700,000
Seajacks International Limited | Through November 2021
Related Party Transaction [Line Items]
Percentage fee paid related to outstanding balance of assumed subordinated notes					0.003
Seajacks International Limited | After November 2021
Related Party Transaction [Line Items]
Percentage fee paid related to outstanding balance of assumed subordinated notes					0.050
Seajacks International Limited | Bears interest until December 31, 2021
Related Party Transaction [Line Items]
Interest rate					5.50%
Seajacks International Limited | Bears interest after December 31, 2021
Related Party Transaction [Line Items]
Interest rate					8.00%